Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not have any program, plan, or practice to time equity grants in coordination with the release of material, non-public information. Annual awards of RSUs and PSUs are granted on the date of the Committee’s February meeting. The Company may also grant equity awards to newly-hired or promoted executives, effective on the start or promotion date. Any other equity grants are generally approved and made by the Committee at appropriate times, including depending on the specific facts and circumstances regarding the grants, as identified by or to the Committee.

Award Timing Method
The Company does not have any program, plan, or practice to time equity grants in coordination with the release of material, non-public information. Annual awards of RSUs and PSUs are granted on the date of the Committee’s February meeting. The Company may also grant equity awards to newly-hired or promoted executives, effective on the start or promotion date. Any other equity grants are generally approved and made by the Committee at appropriate times, including depending on the specific facts and circumstances regarding the grants, as identified by or to the Committee.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not have any program, plan, or practice to time equity grants in coordination with the release of material, non-public information.
MNPI Disclosure Timed for Compensation Value	false